Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	87 Months Ended	90 Months Ended	102 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000131094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend Fund
Average Annual Return, Percent	8.59%	8.22%				3.20%
C000148993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend Fund
C000131095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend Fund
C000169555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum Fund
Average Annual Return, Percent	8.04%	14.22%			6.75%
C000169556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum Fund
C000169557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum Fund
C000193677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Risk Managed Income Fund
Average Annual Return, Percent	(1.19%)	3.40%		2.46%
C000193678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Risk Managed Income Fund
C000193679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Risk Managed Income Fund
C000199674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Allocation Fund
Average Annual Return, Percent	5.51%	5.71%	2.93%
C000199675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Allocation Fund
C000199676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Allocation Fund
C000091243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Income Fund
Average Annual Return, Percent	(0.65%)	0.89%				0.99%
C000091244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Income Fund
C000091245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Income Fund
Without Sales Load [Member] | C000131094
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%	9.34%				3.73%
Without Sales Load [Member] | C000148993
Average Annual Return [Line Items]
Average Annual Return, Percent	13.46%	8.53%				2.95%
Without Sales Load [Member] | C000131095
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%	9.60%				4.00%
Without Sales Load [Member] | C000169555
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%	15.57%			7.49%
Without Sales Load [Member] | C000169556
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%	14.72%			6.70%
Without Sales Load [Member] | C000169557
Average Annual Return [Line Items]
Average Annual Return, Percent	15.01%	15.87%			7.78%
Without Sales Load [Member] | C000193677
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%	4.46%		3.16%
Without Sales Load [Member] | C000193678
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%	3.05%		2.05%
Without Sales Load [Member] | C000193679
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%	4.09%		3.06%
Without Sales Load [Member] | C000199674
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%	6.80%	3.67%
Without Sales Load [Member] | C000199675
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%	6.01%	2.88%
Without Sales Load [Member] | C000199676
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%	7.06%	3.92%
Without Sales Load [Member] | C000091243
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%	1.95%				1.50%
Without Sales Load [Member] | C000091244
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%	1.17%				0.66%
Without Sales Load [Member] | C000091245
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	2.19%				1.68%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.66%	16.30%				13.35%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.66%	16.30%				13.35%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.66%	16.30%				13.35%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.66%	16.30%			14.28%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.66%	16.30%			14.28%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.66%	16.30%			14.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)		1.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)		1.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)		1.44%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	16.17%	13.65%	10.59%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	16.17%	13.65%	10.59%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	16.17%	13.65%	10.59%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.91%	(1.16%)				1.17%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.91%	(1.16%)				1.17%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.91%	(1.16%)				1.17%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.70%	13.93%				9.19%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	16.13%	16.63%				13.82%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.70%	13.93%				9.19%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	16.13%	16.63%				13.82%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.70%	13.93%				9.19%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	16.13%	16.63%				13.82%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	16.13%	16.63%			14.76%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	16.13%	16.63%			14.76%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	16.13%	16.63%			14.76%
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	7.78%	6.93%		5.34%
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	7.78%	6.93%		5.34%
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	7.78%	6.93%		5.34%